Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 487,886	$ 947,949
Federal income tax	38,523,539
Foreign net operating losses	$ 1,514,707
Statutory income tax rate	21.00%	21.00%
Uncertain tax positions	$ 0	$ 0